Expense Example {- Fidelity SAI Short-Term Bond Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-03 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431